SUBSEQUENT EVENTS - Additional Information 3 (Details) R$ / shares in Units, R$ in Thousands											3 Months Ended	12 Months Ended
	Nov. 06, 2024 BRL (R$)	Oct. 18, 2024 BRL (R$)	Oct. 10, 2024 BRL (R$)	Oct. 01, 2024 BRL (R$) shares	Aug. 07, 2024 MT	Jul. 30, 2024 BRL (R$) R$ / shares	Jul. 25, 2024 BRL (R$)	Jun. 28, 2024 BRL (R$)	May 23, 2024 BRL (R$)	Oct. 09, 2023	Jun. 30, 2024	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	[1]	Dec. 31, 2021 BRL (R$)	Sep. 29, 2024 BRL (R$)	Sep. 16, 2024 BRL (R$)	Aug. 09, 2024 shares	Jul. 19, 2024 BRL (R$) ha	Jul. 10, 2024	Sep. 15, 2023 BRL (R$)
Subsequent events
Acquisition consideration price												R$ 247,152
Contingent consideration												12,152
Net cash from sale of discontinued operations												R$ 62,700	R$ 44,969
Rumo S.A. [member]
Subsequent events
Aggregate principal amount																					R$ 1,500,000
Number of shares issued | shares												1,854,868,949
Compass Gas E Energia S A [Member] | Norgas S.A. [member]
Subsequent events
Proportion of ownership interest in subsidiary										51.00%
Other disposals of assets [member] | Jequitibá Propriedades Agrícolas Ltda | Indirect
Subsequent events
Area of agricultural land | ha																			3,124.35
Sale price of agricultural land																			R$ 213,000
Other disposals of assets [member] | Compass Gas E Energia S A [Member] | Norgas S.A. [member]
Subsequent events
Proportion of ownership interest in subsidiary	51.00%
Net cash from sale of discontinued operations	R$ 629,155
Capital reduction of subsidiary | Cosan Oito S.A. [member]
Subsequent events
Capital reduction of the subsidiary									R$ 750,000
Measurement period for capital reduction of the subsidiary									60 days
Debt issued | TRSP [member] | Indirect | Compass Gas e Energia [Member] | Commercial notes
Subsequent events
Aggregate principal amount							R$ 750,000
Interest, Index							CDI + 1.2
Maturity							January 15, 2025
Dividend receivable [member] | Raizen S A [Member]
Subsequent events
Dividends declared per share | R$ / shares						R$ 0.01001412421
Distribution of additional dividends declared						R$ 103,488
Entering into development of new port terminal [member] | Rumo S.A. [member] | CHS Agronegócio - Indústria e Comércio Ltda [Member]
Subsequent events
Maximum handling capacity of grains and fertilizer per year at port terminal | MT					12.5
Maximum handling capacity of grains per year at port terminal | MT					9
Maximum handling capacity of fertilizer per year at port terminal | MT					3.5
Major ordinary share transactions [member]
Subsequent events
Number of cancellation of treasury shares authorized | shares																		7,500,000
Major ordinary share transactions [member] | Moove Lubricants Holdings [member]
Subsequent events
Number of shares issued | shares				25,000,000
Funding costs				R$ 30,609
Expenses Related To Recognition Of Stock Option Plan				R$ 204,296
Major business combination [member] | Cosan Lubrificantese Especialidades S A [member] | Indirect | DIPI Holdings acquisition [member]
Subsequent events
Acquisition consideration price																R$ 410,000
Payable amount at closing of the business acquisition																310,000
Contingent consideration																R$ 100,000
Number of lubricant blending plants, which entity operates																2
Number of plastic blow molding facility, which entity operates																1
Major business combination [member] | Compass Dois LTDA [Member] | Compagas acquisition [member]
Subsequent events
Acquisition consideration price																	R$ 962,125
Percentage of voting equity interests acquired (as a percent)																	51.00%
Major business combination [member] | Compass Dois LTDA [Member] | Indirect | Compagas acquisition [member]
Subsequent events
Percentage of voting equity interests acquired (as a percent)																				51.00%
Debentures issued | Debentures 11th issue
Subsequent events
Aggregate principal amount		R$ 2,500,000
Borrowings, Period of Frequency of Interest Accrual		6 months
Debentures issued | Debentures 11th issue, 1st series
Subsequent events
Aggregate principal amount		R$ 1,500,000
Interest, Index		DI rate plus a spread of 0.50% p.a.
Maturity		January 8, 2028
Debentures issued | Debentures 11th issue, 2nd series
Subsequent events
Aggregate principal amount		R$ 500,000
Interest, Index		DI rate plus a spread of 0.72% p.a.
Maturity		January 8, 2030
Debentures issued | Debentures 11th issue, 3rd series
Subsequent events
Aggregate principal amount		R$ 500,000
Interest, Index		DI rate plus a spread of 1.30% p.a.
Maturity		January 8, 2035
Debentures issued | Biometano Verde Paulinia S.A [member] | Debentures 1st issue [member]
Subsequent events
Aggregate principal amount			R$ 235,000
Borrowings, Description of the Frequency Period of Interest Accrual			semi-annual
Interest, Index			CDI + 1.2%
Maturity			October 10, 2025
Debentures issued | Cosan Luxembourg S A [member]
Subsequent events
Aggregate principal amount								R$ 1,450,000
Debentures issued | Cosan Luxembourg S A [member] | Debentures First Series [Member]
Subsequent events
Interest, Index								CDI plus 1.0%
Debentures issued | Cosan Luxembourg S A [member] | Debentures Second Series [Member]
Subsequent events
Interest, Index								CDI plus 1.5%
Start Of Operations [Member] | TRSP [member]
Subsequent events
Per Day Capacity Of Terminal To Regasify LNG											14
Quantity Of LNG Regasified											125

[1]	Amounts after the reclassification of the discontinued operation.